Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	Nov. 30, 2018	Apr. 30, 2018	Jan. 01, 2017	[1]	Nov. 30, 2016
Disclosure of reconciliation of changes in goodwill [line items]
Impairment charges against goodwill or intangible assets	$ 0	$ 0		$ 0
Growth rate used to extrapolate cash flow projections	2.00%
Intangible assets and goodwill	$ 482,000,000	44,800,000		48,700,000
Goodwill	198,400,000	23,200,000	[1]				$ 23,200,000
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Intangible assets and goodwill	$ 198,400,000	$ 23,200,000		$ 23,200,000
Impakt
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 111,200,000
Acquisitions prior to Impakt acquisition
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill					$ 19,500,000
Karel
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill									$ 3,700,000
Atrenne
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill						$ 64,000,000
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Term used to extrapolate cash flow projections	4 years
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Term used to extrapolate cash flow projections	5 years

[1]	Certain prior period figures have been restated to reflect the adoption of IFRS 15 (see note 2)